Inventory (Tables)	6 Months Ended
Mar. 31, 2026
Inventory [Abstract]
Schedule of Inventory	Inventory, net comprised the following:
	September 30	As of March 31,
	2025	2026	2026
	RMB	RMB	US$
Yarns	441,904	-	-
Less: provision for inventory obsolescence	-	-	-
Total	441,904	-	-